UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

HIGH INCOME FUND

FORM N-Q

APRIL 30, 2008

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 90.3%
Aerospace & Defense - 1.9%
$2,915,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	$2,900,425
	Hawker Beechcraft Acquisition Co.:
3,860,000	8.875% due 4/1/15 (a)	4,062,650
1,205,000	9.750% due 4/1/17	1,277,300
2,075,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	2,023,125

	Total Aerospace & Defense	10,263,500

Airlines - 1.6%
1,260,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14 (b)	1,108,800
4,670,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (c)	4,769,237
1,428,190	Delta Air Lines Inc., 8.954% due 8/10/14	1,271,089
	United Airlines Inc., Pass-Through Certificates:
316,338	8.030% due 7/1/11	368,533
1,205,104	7.186% due 10/1/12	1,187,404
253,220	Senior Secured Notes, 7.032% due 10/1/10	250,767

	Total Airlines	8,955,830

Auto Components - 1.8%
	Allison Transmission Inc.:
1,270,000	11.000% due 11/1/15 (c)	1,254,125
1,500,000	Senior Notes, 11.250% due 11/1/15 (a)(c)	1,436,250
1,970,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,132,750
6,719,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	5,946,315

	Total Auto Components	9,769,440

Automobiles - 1.8%
	General Motors Corp.:
1,645,000	Notes, 7.200% due 1/15/11	1,459,937
11,335,000	Senior Debentures, 8.375% due 7/15/33	8,685,444

	Total Automobiles	10,145,381

Building Products - 1.4%
	Associated Materials Inc.:
5,290,000	Senior Discount Notes, step bond to yield 13.159% due 3/1/14	3,808,800
1,140,000	Senior Subordinated Notes, 9.750% due 4/15/12	1,140,000
2,635,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,943,312
2,635,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.136% due 3/1/14	1,146,225

	Total Building Products	8,038,337

Chemicals - 1.8%
	Georgia Gulf Corp., Senior Notes:
715,000	9.500% due 10/15/14	607,750
3,470,000	10.750% due 10/15/16	2,533,100
1,360,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	1,441,600
2,060,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	2,219,650
4,555,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (c)	3,051,850

	Total Chemicals	9,853,950

Commercial Banks - 0.5%
750,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	761,250
	TuranAlem Finance BV, Bonds:
1,490,000	8.250% due 1/22/37 (c)	1,218,075

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 0.5% (continued)
$1,090,000	8.250% due 1/22/37 (c)	$889,713

	Total Commercial Banks	2,869,038

Commercial Services & Supplies - 3.4%
4,126,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	3,568,990
675,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (c)	587,250
5,670,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	5,847,187
4,443,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	4,676,258
2,795,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	2,515,500
	US Investigations Services Inc.:
1,640,000	11.750% due 5/1/16 (c)	1,336,600
150,000	Senior Subordinated Notes, 10.500% due 11/1/15 (c)	133,500

	Total Commercial Services & Supplies	18,665,285

Consumer Finance - 4.8%
2,525,000	AmeriCredit Corp., 8.500% due 7/1/15	1,969,500
	Ford Motor Credit Co.:
585,000	Notes, 7.163% due 4/15/12 (d)	573,601
	Senior Notes:
2,466,000	8.050% due 6/15/11 (d)	2,261,798
4,300,000	9.875% due 8/10/11	4,163,583
1,000,000	5.460% due 1/13/12 (d)	841,583
8,830,000	12.000% due 5/15/15 (h)	9,081,293
100,000	8.000% due 12/15/16	87,649
	General Motors Acceptance Corp.:
6,490,000	Bonds, 8.000% due 11/1/31	4,921,075
3,520,000	Notes, 6.875% due 8/28/12	2,795,003

	Total Consumer Finance	26,695,085

Containers & Packaging - 0.5%
741,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	741,000
1,045,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	984,913
1,775,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (b)(e)(f)	0
930,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (c)	981,150

	Total Containers & Packaging	2,707,063

Diversified Consumer Services - 0.4%
2,680,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	2,264,600

Diversified Financial Services - 3.4%
1,220,000	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 10.262% due 10/1/12	957,700
1,080,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (c)	788,400
2,010,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (c)	1,738,650
2,250,000	Citigroup Inc., Junior Subordinated Notes, 8.400% due 4/30/18 (d)	2,279,992
1,500,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	1,537,500
	LVB Acquisition Merger:
550,000	Senior Notes, 10.375% due 10/15/17 (a)(c)	585,750
975,000	Senior Subordinated Bonds, 11.625% due 10/15/17 (c)	1,040,813
	Residential Capital LLC:
1,895,000	6.546% due 4/17/09 (c)(d)	864,594
590,000	8.875% due 6/30/15	297,950
2,470,000	Notes, 8.375% due 6/30/10	1,352,325

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 3.4% (continued)
$3,120,000	Senior Notes, 8.000% due 2/22/11	$1,622,400
	TNK-BP Finance SA:
1,486,000	7.875% due 3/13/18 (c)	1,480,427
725,000	Senior Notes, 7.875% due 3/13/18 (c)	721,375
	Vanguard Health Holdings Co.:
2,345,000	I LLC, Senior Discount Notes, step bond to yield 12.579% due 10/1/15	1,981,525
1,700,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,738,250

	Total Diversified Financial Services	18,987,651

Diversified Telecommunication Services - 4.9%
695,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	590,750
	Citizens Communications Co.:
170,000	7.050% due 10/1/46	122,400
1,675,000	Senior Notes, 7.875% due 1/15/27	1,494,938
3,570,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (b)(e)(f)	0
2,015,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	2,052,781
	Intelsat Corp.:
645,000	9.000% due 6/15/16	653,869
6,000	Senior Notes, 9.000% due 8/15/14	6,083
850,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	844,688
	Level 3 Financing Inc.:
2,690,000	6.704% due 2/15/15 (d)	2,165,450
2,250,000	Senior Notes, 9.250% due 11/1/14	2,058,750
3,035,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	3,118,462
1,200,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	1,185,000
	Virgin Media Finance PLC, Senior Notes:
130,000	8.750% due 4/15/14	126,425
4,665,000	9.125% due 8/15/16	4,525,050
3,000,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (c)	3,247,500
4,765,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	5,015,162

	Total Diversified Telecommunication Services	27,207,308

Electric Utilities - 2.1%
740,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	801,050
4,000,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	4,430,000
4,080,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(c)	4,197,300
3,310,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	2,201,150

	Total Electric Utilities	11,629,500

Electronic Equipment & Instruments - 0.4%
	NXP BV/NXP Funding LLC:
650,000	Senior Notes, 9.500% due 10/15/15	630,500
	Senior Secured Notes:
610,000	5.463% due 10/15/13 (d)	563,488
905,000	7.875% due 10/15/14	898,212

	Total Electronic Equipment & Instruments	2,092,200

Energy Equipment & Services - 1.6%
327,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	427,085
2,795,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (g)	2,815,962
885,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	920,400
900,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (c)	936,000
1,735,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,819,581

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Energy Equipment & Services - 1.6% (continued)
$1,540,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	$1,786,254

	Total Energy Equipment & Services	8,705,282

Food & Staples Retailing - 0.2%
877,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,088,153

Food Products - 0.6%
3,825,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	3,442,500

Gas Utilities - 0.8%
4,685,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	4,638,150

Health Care Equipment & Supplies - 0.3%
1,600,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	1,456,000
170,000	Fresenius Medical Care Capital Trust IV, 7.875% due 6/15/11	178,925

	Total Health Care Equipment & Supplies	1,634,925

Health Care Providers & Services - 5.6%
	DaVita Inc.:
1,190,000	Senior Notes, 6.625% due 3/15/13	1,190,000
1,630,000	Senior Subordinated Notes, 7.250% due 3/15/15	1,642,225
	HCA Inc.:
	Notes:
270,000	9.000% due 12/15/14 (g)	267,252
815,000	6.375% due 1/15/15	729,425
1,790,000	7.690% due 6/15/25	1,510,062
	Senior Secured Notes:
2,445,000	9.250% due 11/15/16	2,634,488
4,810,000	9.625% due 11/15/16 (a)	5,176,762
3,828,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	3,942,840
	Tenet Healthcare Corp., Senior Notes:
2,575,000	6.375% due 12/1/11	2,433,375
470,000	6.500% due 6/1/12	438,275
6,800,000	7.375% due 2/1/13	6,341,000
	Universal Hospital Services Inc.:
740,000	8.288% due 6/1/15 (d)	703,000
715,000	8.500% due 6/1/15 (a)	732,875
4,255,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (a)(d)	3,446,550

	Total Health Care Providers & Services	31,188,129

Hotels, Restaurants & Leisure - 4.4%
180,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	150,750
2,215,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (e)	66,450
1,540,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	1,476,475
815,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (c)	623,475
1,510,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,472,250
490,000	Firekeepers Development Authority, Senior Secured Notes, 13.875% due 5/15/15 (c)(h)	499,800
1,300,000	Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16 (c)	1,124,500
1,890,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (c)	1,710,450
4,970,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	4,323,900
1,500,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	1,357,500
	MGM MIRAGE Inc.:
	Senior Notes:
505,000	7.500% due 6/1/16	459,550

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure - 4.4% (continued)
$525,000	7.625% due 1/15/17	$481,688
1,025,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,025,000
2,412,500	Nortek Bank Debt, Senior Subordinated Notes, 7.050% due 9/1/14 (d)	2,183,312
1,265,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,144,825
1,130,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14 (c)(d)	892,700
	Station Casinos Inc.:
3,045,000	Senior Notes, 7.750% due 8/15/16	2,550,187
250,000	Senior Subordinated Notes, 6.625% due 3/15/18	151,250
2,625,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (c)	2,598,750

	Total Hotels, Restaurants & Leisure	24,292,812

Household Durables - 1.6%
2,860,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	2,645,500
	K Hovnanian Enterprises Inc.:
450,000	6.500% due 1/15/14	321,750
995,000	Senior Notes, 7.500% due 5/15/16	711,425
2,890,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,969,475
2,660,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.388% due 9/1/12	2,460,500

	Total Household Durables	9,108,650

Household Products - 0.3%
1,825,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,806,750

Independent Power Producers & Energy Traders - 8.6%
1,061,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	991,321
	AES Corp., Senior Notes:
1,985,000	9.500% due 6/1/09	2,066,881
2,700,000	8.000% due 10/15/17	2,828,250
3,960,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	3,960,000
	Edison Mission Energy, Senior Notes:
2,240,000	7.750% due 6/15/16	2,357,600
860,000	7.200% due 5/15/19	870,750
2,385,000	7.625% due 5/15/27	2,334,319
19,830,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(c)(g)	20,871,075
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
1,127,105	9.125% due 6/30/17	1,248,269
282,545	10.060% due 12/30/28	324,927
2,230,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	2,324,775
7,000,000	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	7,227,500

	Total Independent Power Producers & Energy Traders	47,405,667

IT Services - 1.7%
1,635,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(c)	1,536,900
2,620,000	First Data Corp., 9.875% due 9/24/15 (c)	2,387,475
	SunGard Data Systems Inc.:
1,950,000	Senior Notes, 9.125% due 8/15/13	2,047,500
2,995,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,197,162

	Total IT Services	9,169,037

Machinery - 0.3%
1,060,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	959,300

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Machinery - 0.3% (continued)
$910,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	$932,750

	Total Machinery	1,892,050

Media - 6.6%
	Affinion Group Inc.:
410,000	Senior Notes, 10.125% due 10/15/13	416,150
3,150,000	Senior Subordinated Notes, 11.500% due 10/15/15	3,106,687
730,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	412,450
9,697,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	7,587,902
	CCH II LLC/CCH II Capital Corp., Senior Notes:
1,205,000	10.250% due 9/15/10	1,165,838
185,000	10.250% due 10/1/13	169,275
1,230,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	748,763
960,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	601,200
3,430,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (c)	3,644,375
	CSC Holdings Inc.:
155,000	Senior Debentures, 8.125% due 8/15/09	158,488
2,775,000	Senior Notes, 8.125% due 7/15/09	2,837,437
3,174,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	2,999,430
2,260,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	2,333,450
5,105,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	3,343,775
	R.H. Donnelley Corp.:
1,260,000	Senior Discount Notes, 6.875% due 1/15/13	812,700
140,000	Senior Notes, 8.875% due 10/15/17 (c)	91,000
2,785,000	Sun Media Corp., 7.625% due 2/15/13	2,715,375
	TL Acquisitions Inc.:
1,480,000	Senior Notes, 10.500% due 1/15/15 (c)	1,346,800
2,500,000	Senior Subordinated Notes, step bond to yield 13.249% due 7/15/15 (c)	1,912,500

	Total Media	36,403,595

Metals & Mining - 3.8%
5,465,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	6,052,487
650,000	Metals USA Holdings Corp., 8.698% due 7/1/12 (a)(d)	536,250
3,280,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,394,800
1,970,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(c)(d)	1,585,850
2,915,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	2,681,800
4,170,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (c)	4,149,150
1,040,000	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12 (c)	1,063,400
1,725,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	1,656,000

	Total Metals & Mining	21,119,737

Multiline Retail - 1.5%
3,230,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)	2,987,750
4,840,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	5,106,200

	Total Multiline Retail	8,093,950

Oil, Gas & Consumable Fuels - 9.7%
5,465,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,628,950
	Chesapeake Energy Corp., Senior Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.7% (continued)
$1,865,000	6.375% due 6/15/15	$1,846,350
4,505,000	6.250% due 1/15/18	4,414,900
1,520,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,577,000
67	Corral Finans AB, 4.213% due 4/15/10 (a)(c)(d)	58
5,915,000	El Paso Corp., Medium-Term Notes, 7.800% due 8/1/31	6,250,942
	Enterprise Products Operating LP:
525,000	7.034% due 1/15/68 (d)	459,499
1,920,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	1,913,852
3,000,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	3,000,000
480,000	Forbes Energy Services, 11.000% due 2/15/15 (c)	482,400
590,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (c)	607,700
2,950,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	2,994,250
	Mariner Energy Inc., Senior Notes:
1,580,000	7.500% due 4/15/13	1,568,150
555,000	8.000% due 5/15/17	548,063
1,220,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18 (c)	1,271,850
	OPTI Canada Inc., Senior Secured Notes:
310,000	7.875% due 12/15/14	316,975
1,185,000	8.250% due 12/15/14	1,229,438
1,275,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,354,687
	Petroplus Finance Ltd.:
900,000	6.750% due 5/1/14 (c)	850,500
1,300,000	Senior Notes, 7.000% due 5/1/17 (c)	1,215,500
4,000,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (c)	3,810,000
1,440,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (c)	1,533,599
750,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	800,625
1,855,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (c)	1,827,175
2,080,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	2,095,600
5,785,000	Williams Cos. Inc., Notes, 7.875% due 9/1/21	6,349,037

	Total Oil, Gas & Consumable Fuels	53,947,100

Paper & Forest Products - 2.9%
	Abitibi-Consolidated Co. of Canada:
3,345,000	15.500% due 7/15/10 (c)	2,324,775
	Senior Notes:
490,000	7.750% due 6/15/11	222,950
345,000	8.375% due 4/1/15	144,900
2,860,000	Senior Secured Notes, 13.750% due 4/1/11 (c)	3,017,300
2,960,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	2,863,800
4,685,000	NewPage Corp., Senior Secured Notes, 9.489% due 5/1/12 (d)	4,907,537
1,590,000	Newpage Holding Corp., 11.818% due 11/1/13 (a)(d)	1,526,400
1,250,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,125,000

	Total Paper & Forest Products	16,132,662

Pharmaceuticals - 0.0%
6,270,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (e)(f)	23,513

Real Estate Investment Trusts (REITs) - 0.7%
830,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	742,850
	Ventas Realty LP/Ventas Capital Corp.:
475,000	8.750% due 5/1/09	488,063
200,000	6.750% due 6/1/10	202,000
158,000	9.000% due 5/1/12	168,665
	Senior Notes:
735,000	6.500% due 6/1/16	714,787

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 0.7% (continued)
$1,840,000	6.750% due 4/1/17	$1,817,000

	Total Real Estate Investment Trusts (REITs)	4,133,365

Real Estate Management & Development - 0.7%
1,665,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	924,075
	Realogy Corp.:
410,000	10.500% due 4/15/14	303,400
2,280,000	11.000% due 4/15/14 (a)	1,504,800
2,345,000	Senior Subordinated Notes, 12.375% due 4/15/15	1,289,750

	Total Real Estate Management & Development	4,022,025

Road & Rail - 2.2%
3,785,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	3,964,787
6,595,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	6,669,194
	Kansas City Southern de Mexico, Senior Notes:
1,380,000	7.625% due 12/1/13	1,326,525
235,000	7.375% due 6/1/14 (c)	223,544

	Total Road & Rail	12,184,050

Software - 0.3%
1,805,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	1,525,225

Specialty Retail - 0.7%
1,500,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,226,250
465,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	480,694
	Michaels Stores Inc.:
1,845,000	Senior Notes, 10.000% due 11/1/14	1,798,875
690,000	Senior Subordinated Bonds, 11.375% due 11/1/16	622,725

	Total Specialty Retail	4,128,544

Textiles, Apparel & Luxury Goods - 0.2%
691,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	661,633
410,000	Simmons Co., Senior Discount Notes, step bond to yield 10.060% due 12/15/14	296,225

	Total Textiles, Apparel & Luxury Goods	957,858

Thrifts & Mortgage Finance - 0.9%
7,090,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27 (b)	4,963,000

Tobacco - 0.4%
	Alliance One International Inc., Senior Notes:
1,450,000	8.500% due 5/15/12	1,384,750
690,000	11.000% due 5/15/12	714,150

	Total Tobacco	2,098,900

Trading Companies & Distributors - 1.1%
1,597,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (c)	1,405,360
2,745,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,401,875
2,975,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	2,290,750

	Total Trading Companies & Distributors	6,097,985

Transportation Infrastructure - 0.4%
	Swift Transportation Co., Senior Secured Notes:
3,775,000	10.815% due 5/15/15 (c)(d)	1,264,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Transportation Infrastructure - 0.4% (continued)
$1,985,000	12.500% due 5/15/17 (c)	$709,638

	Total Transportation Infrastructure	1,974,263

Wireless Telecommunication Services - 1.5%
1,680,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(c)	1,335,600
1,040,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	1,027,000
900,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	936,000
5,590,000	True Move Co., Ltd., 10.750% due 12/16/13 (c)	5,003,050

	Total Wireless Telecommunication Services	8,301,650

	TOTAL CORPORATE BONDS & NOTES (Cost - $545,940,534)	500,623,695

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
8,721,391	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (b)(e)(f) (Cost - $9,766,723)	0

CONVERTIBLE NOTES - 0.6%
Telecommunications - 0.3%
1,820,000	Virgin Media Inc., 6.500% due 11/15/16 (c)	1,835,925

Transportation - 0.3%
2,090,000	Horizon Lines Inc., 4.250% due 8/15/12	1,567,500

	TOTAL CONVERTIBLE NOTES (Cost - $3,452,935)	3,403,425

COLLATERALIZED SENIOR LOANS - 2.7%
Auto Components - 0.5%
2,985,000	Allison Transmission, Term Loan B, 5.573% due 8/7/14 (d)(g)	2,805,634

Containers & Packaging - 0.5%
3,209,572	Berry Plastics Corp., Senior Term Loan, 11.646% due 6/15/14 (d)	2,415,203

Oil, Gas & Consumable Fuels - 1.2%
5,000,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (d)	5,031,250
2,000,000	Stallion Oilfield Services, Term Loan, 7.611% due 7/31/12 (d)	1,780,000

	Total Oil, Gas & Consumable Fuels	6,811,250

Paper & Forest Products - 0.3%
1,500,000	Verso Paper Holdings Term Loan, 11.210% due 2/1/12 (d)	1,401,251

Trading Companies & Distributors - 0.2%
1,590,301	Penhall International Corp., Term Loan, 12.393% due 4/1/12 (d)	1,256,337

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $15,966,310)	14,689,675

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
8,819,088	Home Interiors & Gifts Inc. (b)(f)*	9

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
185,784	Aurora Foods Inc. (b)(f)*	0

MATERIALS - 0.0%
Chemicals - 0.0%
3	Pliant Corp. (b)(f)*	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

SHARES		SECURITY	VALUE
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
7,716		McLeodUSA Inc., Class A Shares (b)(f)*	$0
18,375		Pagemart Wireless (b)(f)*	184

		TOTAL TELECOMMUNICATION SERVICES	184

		TOTAL COMMON STOCKS (Cost - $4,375,892)	193

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
6		ION Media Networks Inc., Series B*	4,425

FINANCIALS - 0.7%
Capital Markets - 0.7%
2,980		Lehman Brothers Holdings Inc.	3,647,520

		TOTAL PREFERRED STOCKS (Cost - $3,243,807)	3,651,945

CONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
3,350		Bank of America Corp., 7.250% due 12/31/49	3,678,300
39,200		Citigroup Inc., 6.500% due 12/31/49	2,044,280

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $5,318,544)	5,722,580

WARRANTS
WARRANTS - 0.0%
3,650		Cybernet Internet Services International Inc., Expires 7/1/09 (b)(c)(f)*	0
3,305		GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (b)(c)(f)*	0
2,735		IWO Holdings Inc., Expires 1/15/11 (b)(c)(f)*	0
1,835		Jazztel PLC, Expires 7/15/10 (b)(c)(f)*	0
3,775		Merrill Corp., Class B Shares, Expires 5/1/09 (b)(c)(f)*	0
10,149		Viasystems Group Inc., Expires 1/31/10 (b)(f)*	0

		TOTAL WARRANTS (Cost - $1,361,919)	0

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $589,426,664)	528,091,513

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.8%
Sovereign Bonds - 1.1%
		Egypt Treasury Bills:
16,625,000	EGP	Zero coupon bond to yield 7.078% due 11/4/08	2,989,714
16,125,000	ECP	Zero coupon bond to yield 7.094% due 11/11/08	2,895,593

		Total Sovereign Bonds (Cost - $5,769,515)	5,885,307

Repurchase Agreement - 0.7%
4,033,000		Morgan Stanley tri-party repurchase agreement dated 4/30/08, 1.950% due 5/1/08; Proceeds at maturity - $4,033,218; (Fully collateralized by U.S. government agency obligation, 6.125% due 6/1/22; Market value - $4,237,357) (Cost - $4,033,000)	4,033,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $9,802,515)	9,918,307

		TOTAL INVESTMENTS - 97.1% (Cost - $599,229,179#)	538,009,820

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

Other Assets in Excess of Liabilities - 2.9%	16,179,856

TOTAL NET ASSETS - 100.0%	$554,189,676

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

(e)	Security is currently in default.

(f)	Illiquid security.

(g)	All or a portion of this security is segregated for extended settlements and written options.

(h)	Securities are issued on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Options Written

Notional Par	Security	Expiration Date	Strike Rate	Value
$4,100,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Call	6/20/08	0.93%	$189,193
4,100,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Put	6/20/08	0.93	39,451

	Total Options Written (Premiums Received - $194,750)			$228,644

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of the market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedule of Investments (unaudited) (continued)

(g) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,168,495
Gross unrealized depreciation	(71,387,854)

Net unrealized depreciation	$(61,219,359)

At April 30, 2008, written option transactions for the Fund were as follows:

	Notional Par	Premiums
Options written, outstanding July 31, 2008	—	—
Options written	$8,200,000	$194,750
Options closed	—	—
Options expired	—	—

Options written, outstanding April 30, 2008	$8,200,000	$194,750

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its October 31, 2008 Form N-Q.

*  *  *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 20, 2008

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	June 20, 2008